Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Mar 28, 2013
Document Effective Date	Mar 28, 2013
Prospectus Date	Mar 28, 2013
DSM Small-Mid Cap Growth Fund | DSM Small-Mid Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	DSMMX

DSM Small-Mid Cap Growth Fund | DSM Small-Mid Cap Growth Fund
DSM Small-Mid Cap Growth Fund
Investment Objective
The DSM Small-Mid Cap Growth Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	DSM Small-Mid Cap Growth Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		DSM Small-Mid Cap Growth Fund Institutional Class
Management Fees		0.90%
Other Expenses	[1]	1.64%
Total Annual Fund Operating Expenses		2.54%
Fee Waiver/Expense Reimbursement	[2]	(1.39%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.15%
[1]	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	DSM Capital Partners LLC (the "Advisor") has contractually agreed to reduce its fees and pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.15% of average daily net assets of the Fund's Institutional Class shares through March 28, 2014 (the "Expense Cap"). To the extent that the Advisor waives its fees and absorbs expenses to satisfy the Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for the first year only).

Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years
DSM Small-Mid Cap Growth Fund Institutional Class	117	516

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the above Example, affect the Fund’s performance.  The Advisor anticipates the Fund’s portfolio turnover rate to be greater than 100% in a given year; however the rate may vary depending on market conditions in any given year.

Principal Investment Strategies
Permissible Securities.  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small and mid-sized capitalization companies.  Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.  The Fund currently considers a small and mid-sized capitalization company to be one that has a market capitalization of between $500 million and $10 billion at the time of purchase.  Companies whose capitalization rise above this level after purchase continue to be considered small or mid-sized companies for purposes of the 80% policy.  The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined small and mid-sized level at the time of purchase.  In addition, the Fund may invest up to 20% of its assets in equity securities of foreign companies through, but not limited to, American Depositary Receipts or similar securities.  The Fund generally will contain 35 to 55 equity securities.

The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global economy.  The Fund may invest greater than 25% of its assets in any market sector (i.e., consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, information technology, telecommunications services, and utilities).  Currently, the Advisor expects to invest more than 25% of the Fund’s net assets in the consumer discretionary sector.

Management Process.  The Advisor manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., minimum of three-years) investment horizon.  This means in general terms that the Advisor identifies companies which it believes exhibit certain growth characteristics.  For instance, the Advisor may select companies that it believes have growing businesses with solid fundamentals, attractive profitability, and successful managements.  These companies will typically have projected revenue and earnings growth as determined by the Advisor in excess of 10% and are often expected to have higher returns on equity and assets than average businesses.  Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals.  The Advisor generally sells a stock when it believes its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

Principal Risks
There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The Fund is subject to many of the risks common to mutual funds that invest in equity securities of domestic and foreign companies.  In particular, the following risks could affect the value of your investment in the Fund:

•	General Market Risk. The stock market declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.

•
Small and Mid-Sized Company Stock Risk.  Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small to
m id-sized  company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies.  Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•
Equity Market Risk. Equity investments are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•
Growth Style Investment Risk. Growth-oriented funds may underperform when value investing is in favor.  In addition, growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•
Foreign Securities and Emerging Markets Risks.  The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests.  Emerging markets involve greater risk and volatility than more developed markets.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

•
Non-Diversification Risk.  A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events affecting those companies have a greater impact on the Fund than on a diversified fund.

•
Sector-Focus Risk.  Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

•
Consumer Discretionary Sector Risk.  Companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, and therefore, their success is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

•	Management Risk. The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

•	Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Performance
Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not available.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.  Updated performance information is available on the Fund’s website at www.dsmfunds.com or by calling the Fund toll-free at 1-877-862-9555.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DSM Small-Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The DSM Small-Mid Cap Growth Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the above Example, affect the Fund’s performance.  The Advisor anticipates the Fund’s portfolio turnover rate to be greater than 100% in a given year; however the rate may vary depending on market conditions in any given year.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for the first year only).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Permissible Securities.  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small and mid-sized capitalization companies.  Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.  The Fund currently considers a small and mid-sized capitalization company to be one that has a market capitalization of between $500 million and $10 billion at the time of purchase.  Companies whose capitalization rise above this level after purchase continue to be considered small or mid-sized companies for purposes of the 80% policy.  The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined small and mid-sized level at the time of purchase.  In addition, the Fund may invest up to 20% of its assets in equity securities of foreign companies through, but not limited to, American Depositary Receipts or similar securities.  The Fund generally will contain 35 to 55 equity securities.

The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global economy.  The Fund may invest greater than 25% of its assets in any market sector (i.e., consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, information technology, telecommunications services, and utilities).  Currently, the Advisor expects to invest more than 25% of the Fund’s net assets in the consumer discretionary sector.

Management Process.  The Advisor manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., minimum of three-years) investment horizon.  This means in general terms that the Advisor identifies companies which it believes exhibit certain growth characteristics.  For instance, the Advisor may select companies that it believes have growing businesses with solid fundamentals, attractive profitability, and successful managements.  These companies will typically have projected revenue and earnings growth as determined by the Advisor in excess of 10% and are often expected to have higher returns on equity and assets than average businesses.  Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals.  The Advisor generally sells a stock when it believes its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The Fund is subject to many of the risks common to mutual funds that invest in equity securities of domestic and foreign companies.  In particular, the following risks could affect the value of your investment in the Fund:

•	General Market Risk. The stock market declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.

•
Small and Mid-Sized Company Stock Risk.  Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small to
m id-sized  company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies.  Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•
Equity Market Risk. Equity investments are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•
Growth Style Investment Risk. Growth-oriented funds may underperform when value investing is in favor.  In addition, growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•
Foreign Securities and Emerging Markets Risks.  The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests.  Emerging markets involve greater risk and volatility than more developed markets.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

•
Non-Diversification Risk.  A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events affecting those companies have a greater impact on the Fund than on a diversified fund.

•
Sector-Focus Risk.  Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

•
Consumer Discretionary Sector Risk.  Companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, and therefore, their success is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

•	Management Risk. The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

•	Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events affecting those companies have a greater impact on the Fund than on a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not available.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.  Updated performance information is available on the Fund’s website at www.dsmfunds.com or by calling the Fund toll-free at 1-877-862-9555.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-862-9555
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dsmfunds.com
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	1.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.39%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	516

[1]	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	DSM Capital Partners LLC (the "Advisor") has contractually agreed to reduce its fees and pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.15% of average daily net assets of the Fund's Institutional Class shares through March 28, 2014 (the "Expense Cap"). To the extent that the Advisor waives its fees and absorbs expenses to satisfy the Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

DSM Small-Mid Cap Growth Fund | DSM Small-Mid Cap Growth Fund
DSM Small-Mid Cap Growth Fund
Investment Objective
The DSM Small-Mid Cap Growth Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	DSM Small-Mid Cap Growth Fund Retail Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		DSM Small-Mid Cap Growth Fund Retail Class
Management Fees		0.90%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	1.64%
Total Annual Fund Operating Expenses		2.79%
Fee Waiver/Expense Reimbursement	[2]	(1.39%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.40%
[1]	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	DSM Capital Partners LLC (the "Advisor") has contractually agreed to reduce its fees and pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.40% of average daily net assets of the Fund's Retail Class shares through March 28, 2014 (the "Expense Cap"). To the extent that the Advisor waives its fees and absorbs expenses to satisfy the Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for the first year only).

Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years
DSM Small-Mid Cap Growth Fund Retail Class	143	593

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the above Example, affect the Fund’s performance.  The Advisor anticipates the Fund’s portfolio turnover rate to be greater than 100% in a given year; however the rate may vary depending on market conditions in any given year.

Principal Investment Strategies
Permissible Securities.  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small and mid-sized capitalization companies.  Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.  The Fund currently considers a small and mid-sized capitalization company to be one that has a market capitalization of between $500 million and $10 billion at the time of purchase.  Companies whose capitalization rise above this level after purchase continue to be considered small or mid-sized companies for purposes of the 80% policy.  The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined small and mid-sized level at the time of purchase.  In addition, the Fund may invest up to 20% of its assets in equity securities of foreign companies through, but not limited to, American Depositary Receipts or similar securities.  The Fund generally will contain 35 to 55 equity securities.

The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global economy.  The Fund may invest greater than 25% of its assets in any market sector (i.e., consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, information technology, telecommunications services, and utilities).  Currently, the Advisor expects to invest more than 25% of the Fund’s net assets in the consumer discretionary sector.

Management Process.  The Advisor manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., minimum of three-years) investment horizon.  This means in general terms that the Advisor identifies companies which it believes exhibit certain growth characteristics.  For instance, the Advisor may select companies that it believes have growing businesses with solid fundamentals, attractive profitability, and successful managements.  These companies will typically have projected revenue and earnings growth as determined by the Advisor in excess of 10% and are often expected to have higher returns on equity and assets than average businesses.  Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals.  The Advisor generally sells a stock when it believes its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

Principal Risks
There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The Fund is subject to many of the risks common to mutual funds that invest in equity securities of domestic and foreign companies.  In particular, the following risks could affect the value of your investment in the Fund:

•	General Market Risk. The stock market declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.

•
Small and Mid-Sized Company Stock Risk.  Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks.  The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks.  Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•
Equity Market Risk. Equity investments are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•
Growth Style Investment Risk. Growth-oriented funds may underperform when value investing is in favor.  In addition, growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•
Foreign Securities and Emerging Markets Risks.  The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests.  Emerging markets involve greater risk and volatility than more developed markets.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

•
Non-Diversification Risk.  A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events affecting those companies have a greater impact on the Fund than on a diversified fund.

•
Sector-Focus Risk.  Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

•
Consumer Discretionary Sector Risk.  Companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, and therefore, their success is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

•	Management Risk. The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

•	Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Performance
Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not available.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.  Updated performance information is available on the Fund’s website at www.dsmfunds.com or by calling the Fund toll-free at 1-877-862-9555.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DSM Small-Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The DSM Small-Mid Cap Growth Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the above Example, affect the Fund’s performance.  The Advisor anticipates the Fund’s portfolio turnover rate to be greater than 100% in a given year; however the rate may vary depending on market conditions in any given year.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for the first year only).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Permissible Securities.  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small and mid-sized capitalization companies.  Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.  The Fund currently considers a small and mid-sized capitalization company to be one that has a market capitalization of between $500 million and $10 billion at the time of purchase.  Companies whose capitalization rise above this level after purchase continue to be considered small or mid-sized companies for purposes of the 80% policy.  The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined small and mid-sized level at the time of purchase.  In addition, the Fund may invest up to 20% of its assets in equity securities of foreign companies through, but not limited to, American Depositary Receipts or similar securities.  The Fund generally will contain 35 to 55 equity securities.

The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global economy.  The Fund may invest greater than 25% of its assets in any market sector (i.e., consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, information technology, telecommunications services, and utilities).  Currently, the Advisor expects to invest more than 25% of the Fund’s net assets in the consumer discretionary sector.

Management Process.  The Advisor manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., minimum of three-years) investment horizon.  This means in general terms that the Advisor identifies companies which it believes exhibit certain growth characteristics.  For instance, the Advisor may select companies that it believes have growing businesses with solid fundamentals, attractive profitability, and successful managements.  These companies will typically have projected revenue and earnings growth as determined by the Advisor in excess of 10% and are often expected to have higher returns on equity and assets than average businesses.  Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals.  The Advisor generally sells a stock when it believes its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The Fund is subject to many of the risks common to mutual funds that invest in equity securities of domestic and foreign companies.  In particular, the following risks could affect the value of your investment in the Fund:

•	General Market Risk. The stock market declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.

•
Small and Mid-Sized Company Stock Risk.  Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks.  The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks.  Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•
Equity Market Risk. Equity investments are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•
Growth Style Investment Risk. Growth-oriented funds may underperform when value investing is in favor.  In addition, growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•
Foreign Securities and Emerging Markets Risks.  The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests.  Emerging markets involve greater risk and volatility than more developed markets.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

•
Non-Diversification Risk.  A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events affecting those companies have a greater impact on the Fund than on a diversified fund.

•
Sector-Focus Risk.  Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

•
Consumer Discretionary Sector Risk.  Companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, and therefore, their success is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

•	Management Risk. The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

•	Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events affecting those companies have a greater impact on the Fund than on a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not available.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.  Updated performance information is available on the Fund’s website at www.dsmfunds.com or by calling the Fund toll-free at 1-877-862-9555.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-862-9555
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dsmfunds.com
Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.79%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.39%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	593

[1]	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	DSM Capital Partners LLC (the "Advisor") has contractually agreed to reduce its fees and pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.40% of average daily net assets of the Fund's Retail Class shares through March 28, 2014 (the "Expense Cap"). To the extent that the Advisor waives its fees and absorbs expenses to satisfy the Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 28, 2013